UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490
Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock
Money Market Fund

Annual Report
3.31.10

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

Money market yields remained at all-time lows during the 12 months ended

March 31, 2010, as interest rates remained at historic low levels — the result of efforts to shore up financial markets in the wake of the financial crisis in late 2008 and early 2009. Stability slowly returned to the money market sector during the year, as the programs put in place by the federal government in late 2008 provided assurance to the money market sector and added much needed liquidity to the market.

On March 31, 2010, John Hancock Money Market Fund’s Class A shares had a 7-day effective yield of 0.00%. By comparison, the average taxable money market fund had a 7-day effective yield of 0.02%, according to Lipper, Inc. For the year ended March 31, 2010, the Fund’s Class A shares posted a total return of 0.01%, at net asset value, compared with the 0.07% return of the average taxable money market fund, according to Lipper, Inc. The Fund’s yield fell to 0.00% during the period as the level of income the Fund collects from the securities it holds was not sufficient to cover the costs of operating the Fund. In addition to existing contractual agreements regarding fee waivers and/ or expense reimbursements, the Fund’s adviser and affiliates are currently voluntarily reimbursing expenses and/or waiving fees to the extent necessary to assist the Fund in attempting to avoid a negative yield.

Based on economic conditions and our belief that the Federal Reserve would keep the federal funds rate at a range of 0% to 0.25% for an extended period, our strategy throughout the year was to extend out the money market yield curve in order to pick up additional yield for the Fund. By investing in longer-dated maturities, specifically government agencies, we were able to take advantage of their higher yields while still investing among the safest assets. We also decreased the Fund’s holdings in commercial paper and instead focused cash in short-term bonds which tend to pay higher yields than commercial paper. Lastly, we increased the holdings of floating-rate corporate bonds, which reset either monthly or quarterly, allowing the Fund to be well positioned for any movements in rates in the future.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

6	Money Market Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2009 with the same investment held until March 31, 2010.

	Account value	Ending value on	Expenses paid during
	on 10-1-09	3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,000.00	$2.24

Class B	1,000.00	1,000.00	2.44

Class C	1,000.00	1,000.00	2.39

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Money Market Fund	7

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2009, with the same investment held until March 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 10-1-09	3-31-10	period ended 3-31-10[1]

Class A	$1,000.00	$1,022.70	$2.27

Class B	1,000.00	1,022.50	2.47

Class C	1,000.00	1,022.50	2.42

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.45%, 0.49% and 0.48% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8	Money Market Fund | Annual report

Portfolio summary

Maturity Composition

Maturity (days)	As a percentage of net assets on 3-31-10

0 – 30	49%

31 – 60	22%

61 – 90	22%

over 90	7%

Average maturity: 52 days

1 As a percentage of net assets on March 31, 2010.

Annual report | Money Market Fund	9

Fund’s investments

As of 3-31-10

	Maturity Date	Yield*	Par value	Value

Asset Backed Securities 1.72%				$7,231,817

(Cost $7,231,817)

Bank of America Auto Trust (S)	2-15-11	0.262%	$3,119,624	3,119,624

CNH Equipment Trust	12-3-10	0.421	903,996	903,996

Ford Credit Auto Owner Trust (S)	12-15-10	0.295	1,383,120	1,383,120

Honda Auto Receivables Owner Trust	7-15-10	0.754	627,800	627,800

Nissan Auto Lease Trust	9-15-10	0.410	1,197,277	1,197,277

Commercial Paper 37.79%			$158,656,052

(Cost $158,656,052)

American Honda Finance Corp.	4-19-10	0.180	8,000,000	7,999,280

Bank of Nova Scotia	4-1-10	0.050	3,500,000	3,500,000

Barclays US Funding LLC	4-1-10 to 5-26-10	0.100 to 0.210	20,000,000	19,998,252

BNP Paribas (Canada)	4-7-10 to 4-9-10	0.170	8,500,000	8,499,736

BNP Paribas Finance, Inc.	4-19-10	0.190	10,000,000	9,999,050

Falcon Asset Securitization
Company LLC	4-8-10	0.170	3,500,000	3,499,884

Govco LLC	4-23-10	0.200	15,000,000	14,998,167

John Deere Bank SA	4-1-10 to 5-7-10	0.160 to 0.180	9,545,000	9,543,938

Jupiter Securitization Company LLC	4-5-10 to 4-23-10	0.170 to 0.190	13,500,000	13,499,033

Nestle Capital Corp.	4-12-10	0.150	18,000,000	17,999,175

Old Line Funding LLC	4-7-10 to 4-22-10	0.180 to 0.200	20,135,000	20,134,043

Park Avenue Receivables Corp.	4-20-10	0.170	5,000,000	4,999,551

Pfizer, Inc.	7-14-10	0.800	5,000,000	4,988,444

Ranger Funding Company LLC	5-3-10	0.200	3,000,000	2,999,467

Societe Generale North
America, Inc.	5-3-10 to 5-25-10	0.210 to 0.230	8,000,000	7,998,032

Yorktown Capital LLC	4-1-10	0.100	8,000,000	8,000,000

Corporate Interest-Bearing Obligations 33.64%			$141,257,102

(Cost $141,257,102)
Abbey National NA LLC (P)	12-10-10	0.270	2,000,000	2,000,000

American Honda Finance Corp.(S)	12-15-10	5.125	1,500,000	1,546,039

Bank of America Corp.(P)	4-22-10 to 8-13-10	0.180 to 4.500	12,600,000	12,673,206

Bank of America NA (P)	5-12-10 to 1-27-11	0.347 to 0.900	7,893,000	7,895,255

Bank of New York Mellon Corp. (P)	6-29-10	0.303	6,200,000	6,200,310

Credit Suisse USA, Inc.	8-15-10	0.450	3,000,000	3,002,503

E.I. Du Pont de Nemours & Company	4-30-10	4.125	4,500,000	4,512,003

See notes to financial statements

10	Money Market Fund | Annual report

	Maturity Date	Yield*	Par value	Value
Corporate Interest-Bearing Obligations (continued)

General Electric Capital Corp. (P)	5-10-10 to 10-21-10	0.310 to 0.349%	$7,549,000	$7,551,289

Goldman Sachs Group, Inc. (P)	6-28-10	0.388 to 0.588	15,378,000	15,386,767

JPMorgan Chase & Company (P)	5-7-10 to 6-22-10	0.278 to 0.301	15,048,000	15,048,691

Morgan Stanley (P)	5-7-10 to 5-14-10	0.338 to 2.350	20,500,000	20,519,238

Procter & Gamble International Funding (P)	5-7-10	0.259	3,000,000	3,000,000

Rabobank Nederland NV (P)(S)	5-19-10	0.651	2,000,000	2,001,129

Royal Bank of Canada (P)	9-28-10	0.538	4,000,000	4,004,809

Toyota Motor Credit Corp .(P)	6-16-10	0.307	2,500,000	2,499,191

US Bancorp (P)	5-6-10 to 7-29-10	0.297 to 4.500	10,700,000	10,782,177

US Central Federal Credit Union (P)(R)	10-19-11	0.304	2,000,000	2,000,000

Wachovia Bank NA (P)	5-14-10 to 5-25-10	0.312 to 1.150	4,600,000	4,603,904

Wal-Mart Stores, Inc.	7-1-10	4.125	3,000,000	3,026,543

Wells Fargo & Company (P)	8-20-10	0.471	5,000,000	5,004,048

Westpac Banking Corp. (P)	12-11-10	0.300	4,000,000	4,000,000

Westpac Securities NZ, Ltd. (P)(S)	1-21-11	0.320	4,000,000	4,000,000

Temporary Liquidity Guarantee Program (C) 23.59%			$99,033,047

(Cost $99,033,047)

Bank of America Corp. (P)(R)	4-30-12 to 6-22-12	0.471 to 0.549	14,000,000	14,000,000

Bank of America NA (P)	9-13-10	0.287	6,000,000	6,000,000

Citibank NA (P)(R)	5-7-12	0.279	4,000,000	4,000,000

Citigroup Funding, Inc. (P)(R)	7-30-10 to 7-12-12	0.301 to 0.589	16,000,000	16,000,752

General Electric Capital Corp. (P)(R)	3-11-11 to 3-12-12	0.336 to 0.456	7,000,000	7,000,000

Goldman Sachs Group, Inc. (P)(R)	11-9-11 to 3-15-12	0.457 to 0.500	12,000,000	12,016,981

Huntington National Bank (P)(R)	6-1-12	0.652	7,000,000	7,000,000

JPMorgan Chase & Company (P)(R)	2-23-11 to 12-26-12	0.332 to 0.535	16,000,000	16,015,314

Morgan Stanley (P)(R)	2-10-12 to 6-20-12	0.457 to 0.621	15,000,000	15,000,000

Union Bank NA (P)(R)	3-16-12	0.457	2,000,000	2,000,000

U.S. Government & Agency Obligations 3.02%			$12,700,000
(Cost $12,700,000)
Federal Home Loan Bank	11-19-10 to 12-28-10	0.410 to 0.560	12,000,000	12,000,000

Federal Home Loan Bank Discount Notes	4-1-10	0.001	700,000	700,000

Total investments (Cost $418,878,018)† 99.76%			$418,878,018

Other assets and liabilities, net 0.24%				$988,208

Total net assets 100.00%			$419,866,226

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Annual report | Money Market Fund	11

Notes to Schedule of Investments

(C) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(R) Securities reset coupon rates periodically.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $418,878,018.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

See notes to financial statements

12	Money Market Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments, at value (Cost $418,878,018)	$418,878,018
Cash	96,674
Receivable for fund shares sold	1,957,642
Interest receivable	337,116
Receivable due from adviser	47,420
Other receivables and prepaid assets	57,164
Total assets	421,374,034

Liabilities

Payable for fund shares repurchased	1,070,296
Payable to affiliates
Accounting and legal services fees	9,075
Transfer agent fees	105,689
Distribution and service fees	289
Trustees’ fees	19,476
Management fees	227,599
Other liabilities and accrued expenses	75,384
Total liabilities	1,507,808

Net assets

Capital paid-in	$419,892,759
Accumulated distributions in excess of net investment income	(25,295)
Accumulated net realized loss on investments	(1,238)
Net assets	$419,866,226

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($359,916,667 ÷ 360,062,243 shares)	$1.00
Class B ($26,799,134 ÷ 26,823,603 shares)[1]	$1.00
Class C ($33,150,425 ÷ 33,155,700 shares)[1]	$1.00

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Annual report | Money Market Fund	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund.

Investment income

Interest	$2,579,177
Total investment income	2,579,177

Expenses

Investment management fees (Note 4)	2,133,345
Distribution and service fees (Note 4)	1,547,918
Accounting and legal services fees (Note 4)	78,914
Transfer agent fees (Note 4)	933,617
Trustees’ fees (Note 4)	55,587
State registration fees	25,406
Printing and postage fees	59,134
Professional fees	157,547
Custodian fees	92,366
Registration and filing fees	96,424
Proxy fees	165,170
Treasury guarantee program fees (Note 6)	75,158
Other	20,191

Total expenses	5,440,777
Less expense reductions (Note 4)	(2,918,402)

Net expenses	2,522,375

Net investment income	56,802

Increase in net assets from operations	$56,802

See notes to financial statements

14	Money Market Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-10	3-31-09

Increase (decrease) in net assets

From operations
Net investment income	$56,802	$3,922,242
Increase in net assets resulting from operations	56,802	3,922,242
Distributions to shareholders
From net investment income
Class A	(51,653)	(3,635,004)
Class B	—	(182,836)
Class C	(5,149)	(150,806)
Total distributions	(56,802)	(3,968,646)
From Fund share transactions (Note 5)	(66,278,145)	103,358,651
Total increase (decrease)	(66,278,145)	103,312,247

Net assets

Beginning of year	486,144,371	382,832,124
End of year	$419,866,226	$486,144,371

Accumulated distributions in excess of net investment income	($25,295)	($34,916)

See notes to financial statements

Annual report | Money Market Fund	15

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	3-31-10	3-31-09	3-31-08	3-31-07	3-31-06

Per share operating performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.012[2]	0.042[2]	0.044[2]	0.029[2]
Less distributions
From net investment income	0.000[1]	(0.012)	(0.042)	(0.044)	(0.029)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3,4]	0.01[5]	1.16	4.24	4.45	2.92

Ratios and supplemental data

Net assets, end of year (in millions)	$360	$396	$317	$195	$185
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.10	1.01	1.09	1.11
Expenses net of fee waivers	0.59[5]	0.89	0.81	0.88	0.91
Expenses net of fee waivers and credits	0.58[5]	0.89	0.81	0.88	0.91
Net investment income	0.01[5]	1.05	4.08	4.37	2.85

[1] Less than $0.0005 per share.

[2] Based on the average daily shares outstanding.

[3] Assumes dividend reinvestment (if applicable).

[4] Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5] Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

CLASS B SHARES Period ended	3-31-10	3-31-09	3-31-08	3-31-07	3-31-06

Per share operating performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	0.006[1]	0.033[1]	0.035[1]	0.020[1]
Less distributions
From net investment income	0.000	(0.006)	(0.033)	(0.035)	(0.020)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[2,3]	0.00[4]	0.56	3.36	3.57	2.05

Ratios and supplemental data

Net assets, end of year (in millions)	$27	$43	$34	$28	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92	1.85	1.77	1.83	1.86
Expenses net of fee waivers	0.63[4]	1.45	1.67	1.73	1.76
Expenses net of fee waivers and credits	0.62[4]	1.45	1.66	1.73	1.76
Net investment income	0.00[4]	0.48	3.29	3.52	1.94

1 Based on the average daily shares outstanding.

2 Assumes dividend reinvestment (if applicable).

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

See notes to financial statements

16	Money Market Fund | Annual report

CLASS C SHARES Period ended	3-31-10	3-31-09	3-31-08	3-31-07	3-31-06

Per share operating performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.006[2]	0.033[2]	0.035[2]	0.020[2]
Less distributions
From net investment income	0.000[1]	(0.006)	(0.033)	(0.035)	(0.020)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3,4]	0.01[5]	0.56	3.35	3.57	2.04

Ratios and supplemental data

Net assets, end of year (in millions)	$33	$47	$31	$8	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93	1.86	1.76	1.83	1.85
Expenses net of fee waivers	0.61[5]	1.44	1.66	1.73	1.75
Expenses net of fee waivers and credits	0.60[5]	1.44	1.66	1.73	1.75
Net investment income	0.02[5]	0.41	3.10	3.54	1.86

1 Less than $0.0005 per share.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

See notes to financial statements

Annual report | Money Market Fund	17

Notes to financial statements

Note 1 — Organization

John Hancock Money Market Fund (the Fund) is a diversified series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund intends to maintain a stable $1.00 share price.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective March 31, 2009, Class B and Class C shares were closed to new investors.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all investments for the Fund are Level 2 under the hierarchy discussed above.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

18	Money Market Fund | Annual report

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, which include distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended March 31, 2010, there were no borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,238 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of March 31, 2010.

CAPITAL LOSS CARRYFORWARD
EXPIRING AT MARCH 31
2012	2015

$1,191	$47

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund’s net investment income, if any, is declared daily as dividends to shareholders of record as of close of business on the preceding day and distributed monthly. Capital gains, if any, are typically distributed at least annually. The tax character of distributions for the year ended March 31, 2010 and March 31, 2009 was as follows:

	MARCH 31, 2010	MARCH 31, 2009

Ordinary Income	$56,802	$3,968,646

Annual report | Money Market Fund	19

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of March 31, 2010, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. For the year ended March 31, 2010, the Fund had no material permanent book-tax differences.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.425% of the next $250,000,000 of the Fund’s average daily net assets; (c) 0.375% of the next $250,000,000 of the Fund’s average daily net assets; (d) 0.35% of the next $500,000,000 of the Fund’s average daily net assets; (e) 0.325% of the next $500,000,000 of the Fund’s average daily net assets; (f) 0.30% of the next $500,000,000 of the Fund’s average daily net assets; and (g) 0.275% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to limit the maximum rate of management fee to 0.40% of the Fund’s average daily net assets, until at least July 31, 2010. Accordingly, the expense reductions related to management fee limitations were $426,668 for the year ended March 31, 2010. In addition, the Adviser has voluntarily agreed to reimburse advisory fees to avoid a negative yield in the amount of $899,228 for the year ended March 31, 2010. The voluntary fee waivers and/ or expense reimbursements may be amended or terminated at any time by the Adviser. These voluntary waivers are in addition to existing contractual expense limitations.

The investment management fees, including the impact of the waivers described above, incurred for the year ended March 31, 2010 were equivalent to an annual effective rate of 0.20% of the Fund’s average daily net assets.

20	Money Market Fund | Annual report

Accounting and legal services. Pursuant to a separate service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended March 31, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the Distributor of shares of the Fund. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed, until at least July 31, 2010 to waive the distribution fee on Class A shares, so that distribution expenses will not exceed 0.15% of Class A shares’ average daily net assets. In addition, the Distributor has voluntarily agreed to waive distribution expenses on Class A shares, Class B shares and Class C shares in order to avoid a negative yield. The voluntary waivers and/or reimbursements may be amended or terminated at any time by the distributor. Accordingly, the expense reductions related to the distribution fee limitations described above amounted to $1,539,188 for the year ended March 31, 2010.

Sales charges. Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2010, CDSCs amounts received by the Distributor amounted to $130,526 and $22,148 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for Class A, Class B and Class C shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended March 31, 2010, these fees totaled $53,318.

Annual report | Money Market Fund	21

Class level expenses for the year ended March 31, 2010 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$906,268	$792,854
Class B	328,540	70,474
Class C	313,110	70,289
Total	$1,547,918	$933,617

Trustee Expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2010 and March 31, 2009 were as follows:

	Year ended 3-31-10		Year ended 3-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	241,341,433	$241,341,433	431,073,623	$431,073,623
Distributions reinvested	48,712	48,712	3,382,398	3,382,398
Repurchased	(277,469,948)	(277,469,949)	(355,570,554)	(355,570,554)
Net increase (decrease)	(36,079,803)	($36,079,804)	78,885,467	$78,885,467

Class B shares

Sold	10,712,200	$10,712,200	44,008,600	$44,008,600
Distributions reinvested	—	—	165,206	165,206
Repurchased	(26,991,565)	(26,991,569)	(35,515,180)	(35,515,180)
Net increase (decrease)	(16,279,365)	($16,279,369)	8,658,626	$8,658,626

Class C shares

Sold	30,033,980	$30,033,980	100,074,666	$100,074,666
Distributions reinvested	4,481	4,481	130,158	130,158
Repurchased	(43,957,433)	(43,957,433)	(84,390,266)	(84,390,266)
Net increase (decrease)	(13,918,972)	($13,918,972)	15,814,558	$15,814,558

Net increase (decrease)	(66,278,140)	($66,278,145)	103,358,651	$103,358,651

Note 6 — U.S. Department of Treasury Temporary Guarantee Program for money market funds

The Trustees approved the participation of the Fund in the U.S. Department of Treasury (the Treasury) Temporary Guarantee Program for Money Market Funds (the Program), under which the Treasury guaranteed that shareholders of the Fund would receive $1.00 for each share of the Fund held by them as of the close of business on September 19, 2008, in the event that the Fund liquidates and the per share value at the time of liquidation is less than $1.00 (a Guarantee Event).

Recovery under the Program was subject to certain conditions and limitations, including the following:

• For investors who held shares of the Fund on September 19, 2008, the Program provided a guarantee for the lesser of: (a) the number of shares owned by the shareholder at the close of

22	Money Market Fund | Annual report

September 19, 2008; or (b) the number of shares owned by the shareholder on the date of a Guarantee Event.

• The guarantee was not available to investors who were not Fund shareholders on September 19, 2008. In addition, this guarantee was not available to investors who were Fund shareholders on September 19, 2008 but who sold all their Fund shares prior to the date of a Guarantee Event.

• The total amount of coverage available for all participants in the Program was limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (approximately $50 billion).

• In order to recover, a Guarantee Event must have occurred during the term of the Program. Recovery under the Program required the Fund to liquidate.

The Program, originally scheduled to terminate on December 18, 2008, was initially extended until April 30, 2009. However, the Treasury approved the extension of the Program until September 18, 2009, which was approved by the Board of Trustees. Participation in the Program required a payment to the Treasury in the amount of 0.04% (including any extensions) of the net asset value of the Fund as of September 19, 2008. The cost of participating in the Program and the extensions was borne by the Fund, and was not subject to any expense limitation or reimbursement agreement.

The Program expired on September 18, 2009.

Annual report | Money Market Fund	23

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Current Interest and Shareholders of
John Hancock Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Money Market Fund (the “Fund”) at March 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2010

24	Money Market Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2010.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Money Market Fund	25

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1994	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	1987	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

26	Money Market Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1994	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	1994	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2005).

Annual report | Money Market Fund	27

Non-Independent Trustees3 (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees
Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
Directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

28	Money Market Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
Vice President, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2009

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Money Market Fund	29

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	Money Market Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Money Market Fund.	4400A 3/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/10

ITEM 2. CODE OF ETHICS.

As of the end of the period, March 31, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $24,604 for the fiscal year ended March 31, 2010 for the John Hancock Money Market Fund and $33,558 for the fiscal year ended March 31, 2009 for John Hancock Money Market Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

The aggregate fees billed for professional services rendered by the principal accountant(s) amounted to $1,184 for the fiscal year ended March 31, 2010 and $0 for the fiscal year ended March 31, 2009 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $1,560 for the fiscal year ended March 31, 2010 for the John Hancock Money Market Fund and $3,000 for the fiscal year ended March 31, 2009 for the John Hancock Money Market Fund. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant(s) for discussions on income distributions amounted to $55 for the fiscal year ended March 31, 2010 for the John Hancock Money Market Fund and $3,333 for fiscal year ended March 31, 2009 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended March 31, 2010, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $5,403,506 for the fiscal year ended March 31, 2010 and $8,554,582 for the fiscal year ended March 31, 2009.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
William H. Cunningham
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 25, 2010

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: May 25, 2010